DERIVATIVE WARRANTS LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF OUTSTANDING WARRANTS AND TERMS

Issuance date	Outstanding as of December 31, 2019	Outstanding as of December 31, 2020	Exercise Price	Exercisable as of December 31, 2020	Exercisable Through

Series (2015)	1,502,500	1,502,500	$0.5	1,502,500	April 2021
Series (2016)	375,000	375,000	$0.5	375,000	March 2022
Series (2018)	600,000	600,000	$0.125	600,000	November 2021
2019 warrants	(*)	(*)	(*)	-	(**)
	2,477,500	2,477,500		2,477,500

(*)	The number of shares to be issued upon the exercise of derivative liabilities related to warrants instruments has not been determined as such warrants provide the Lenders with 25% warrant coverage, with the warrant exercise price to be equal to the offering price in the Company’s proposed public offering, or, in the event the Loan Amount are converted into ordinary shares, the warrant exercise price will be equal to the applicable closing bid price of the Company’s shares at the time of the conversion of the Loan Amount. However, based on the share price of the Company as of December 31, 2019 and 2020, the number of the warrants would have been 20,896,789 and 3,351,586 shares, respectively.

(**)	The exercise period is three years from the date of the determination of the exercise price.

SCHEDULE OF VALUATION OF THE DERIVATIVE WARRANT LIABILITIES

	As of December 31, 2020			As of December 31, 2019
	Series (2015)	Series (2016)	Series (2018)	Series (2015)	Series (2016)	Series (2018)
Share price (U.S. dollars)	$0.075	$0.075	$0.075	$0.04	$0.04	$0.04
Exercise price (U.S. dollars)	$0.50	$0.50	$0.50	$0.50	$0.50	$0.125
Expected volatility	144.63%	209.19%	238.82%	109.15%	122.46%	102.92%
Risk-free interest rate	0.09%	0.09%	0.09%	1.59%	1.58%	1.58%
Dividend yield	-	-	-	-	-	-
Expected term (years)	0.35	1.21	0.88	1.35	2.21	1.88

	First Warrant
	Closing Date	As of December 31, 2019	As of December 31, 2020
Share price (U.S. dollars)	$ 0.12-$0.26	$0.04	$0.075
Exercise price (U.S. dollars)	$ 0.12-$0.26	$0.018	$0.04
Expected volatility	125.31%-129.94%	102.55%-125.71%	105.77%-113.53%
Risk-free interest rate	1.74%-2.56%	1.58%-1.62%	0.11%-0.13%
Dividend yield	-	-	-
Expected term (years)	2.38	1.96-2.99	1.50-1.91
Probability for uplisting	75%	75%	75%

SCHEDULE OF WARRANT ACTIVITIES

	Series (2015)	Series (2016)	Series (2018)	2019 Warrant	Placement Agent Warrant	Total
Balances at December 31, 2018	$6	$3	$19	$-	$-	$28
Granted	-	-	-	205	(***) 79	284
Amount classified to equity upon determination of the exercise price (*)	-	-	-	(60)	-	(60)
Expired	-	(**)	-	-	-	(**)
Changes in fair value	(4)	-	(13)	517	-	500
Balances at December 31, 2019	$2	$3	$6	$662	$79	$752
Amount classified to equity upon determination of the exercise price (*)	-	-	-	(651)	-	(651)
Modification of convertible bridge loans transactions	-	-	-	(727)	-	(727)
Changes in fair value	9	10	24	884	-	927
Balances at December 31, 2020	$11	$13	$30	$168	$79	$301

(*)	Following the partial conversion of certain convertible bridge loans into ordinary shares (see also Note 11), the right that was granted to the lenders to receive a variable number of shares of common stock upon exercise of certain warrants has been lapsed and accordingly the applicable amount was reclassified from non-current financial liability into additional paid-in capital.

(**)	Representing amount lower than $1.

(***)	The fair value of the Placement Agent Warrant is equal to 8% of the total proceeds received by the Company from introduced investor and/or lenders by the Placement Agent (see also Note 11).